Note 4 - Stockholders' Equity - Fair Value Assumptions for Stock Options 1 (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Annual dividend
Minimum [Member]
Annual dividend
Expected life (Year)	4 years	4 years 292 days	4 years 292 days	2 years 182 days
Risk free interest rate	0.20%	1.80%	1.80%	2.50%
Expected volatility	110.00%	97.00%	97.00%	97.00%
Maximum [Member]
Annual dividend
Expected life (Year)	5 years 73 days	5 years 182 days	5 years 182 days	5 years 109 days
Risk free interest rate	0.30%	2.50%	2.50%	2.80%
Expected volatility	111.00%	115.00%	115.00%	113.00%